Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidated statement of cash flows
Derivative financial instruments for share buyback programs	€ 0	€ 26	€ (58)